SENIOR PREFERRED STOCK - Additional Information (Detail) - USD ($)		12 Months Ended
	May. 13, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Limitations on payment of dividends on common stock		stock to no more than 100% of the aggregate per share dividend
Preferred stock, issued		17,123	17,123
Warrant Issued To Purchase Of Common Stock	54,705
Treasury Stock Redemption Amount	$ 302,410
2011 through 2015
Class of Stock [Line Items]
Dividend declared and paid, common stock		$ 0.15
Series CD Preferred Stock
Class of Stock [Line Items]
Preferred stock, annual dividend rate		2.00%
Capital purchase liquidation dividend term		8 years